Taxes	6 Months Ended
Dec. 31, 2024
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Haoxi is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

Haoxi HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate, which WFOE and Haoxi BJ are subject to. In addition, the PRC Enterprise Income Tax Law provides small or qualified small and thin-profit enterprises, the annual taxable income up to RMB1 million ($139,113) is subject to an effective EIT rate of 2.5% from January 1, 2021 to December 31, 2022; where the annual taxable income exceeds RMB 1 million ($139,113) but does not exceed RMB 3 million ($420,3272), the amount in excess of RMB 1 million($139,113) is subject to an effective EIT rate of 5% from January 1, 2022 to December 31, 2024.

The provision for income tax consisted of the following:

Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current
Cayman Islands	$-	$-
Hong Kong	-	-
China	234,610	40,030

Deferred		-
Cayman Islands		-
Hong Kong		-
China		-
Income tax provision	$234,610	$40,030

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income tax (benefit)/expense computed at applicable tax rates (25%)	25.0%	25.0%
Preferential tax treatment	(11,321)	(20.00)
Effective tax rate	(11,296)%	5.00%

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	December 31, 2024	June 30, 2024
	(Unaudited)
Net operating loss carry forwards	$142,115	$142,115
Deferred tax assets, gross	142,115	142,115
Valuation allowance on net operating loss	(142,115)	(142,115)
Deferred tax assets	$—	$—

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $142,115 was recorded against the gross deferred tax asset balance as of December 31, 2024.,The amount of the deferred tax asset is considered realizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss.

The tax payable consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
VAT payable	$(362,787)	$366,720
Income tax payable	902,829	676,017
Other tax payable	1,457	1,796
Tax payable	$541,499	$1,044,532